Estimated Economic Lives of Acquired Intangible Assets with Finite Lives (Detail)	12 Months Ended
Dec. 31, 2011 Year
Contract backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets, minimum useful lives	0.17
Acquired finite lived intangible assets, maximum useful lives	1
Customer base and relationship
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets, minimum useful lives	3
Acquired finite lived intangible assets, maximum useful lives	10
Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets, minimum useful lives	2
Acquired finite lived intangible assets, maximum useful lives	5
Software technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets, useful lives	2
Tradename
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired indefinite lived intangible assets useful life	Indefinite